LICENSE AGREEMENT	12 Months Ended
Dec. 31, 2022
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
LICENSE AGREEMENT

4. LICENSE AGREEMENT

SPARC License Agreement

On December 7, 2021, the Company entered into an arrangement (the “SPARC License Agreement”) with Sun Pharma Advanced Research Company Ltd. (“SPARC”). Under the SPARC License Agreement, SPARC granted the Company an exclusive license to develop, manufacture and commercialize the SPARC intellectual property related to the further advancement of leading assets PDP-716 and SDN-037.

Payments and Funding

In partial consideration for the SPARC License Agreement, the Company made a one-time payment of $3,700,000, which consisted of (i) a non-refundable cash payment of $700,000 and (ii) the remaining $3,000,000 to be granted in equity, which is 1,390,885 junior preferred units with a fair market value of $2.1569 per share to be issued to SPARC. As of December 31, 2023, the Company has not issued SPARC the $3,000,000 in equity. Additionally, SPARC has elected to defer the issuance of the $3,000,000 in equity until a later date. The date has not been determined as of the issuance date of this report. The Company has accrued the $3,000,000 in equity consideration on the accompanying balance sheet as part of accrued expenses. Further, within three (3) months of successful Regulatory Approval of the PDP-716 NDA in the United States, the Company will be required to issue additional equity to SPARC equivalent to $2,000,000.

Milestones

Under the SPARC License Agreement, the Company is subject to certain milestone payments over the length of the term. All milestone payments are considered mandatory and non-refundable. The SPARC License Agreement includes the following milestones:

●	The Company owes a one-time payment of $700,000 upon the FDA determination to accept the PDP-716. This milestone was reached in December 2022 and paid in the same month.

●	The Company owes a one-time payment of $1,590,000 within twelve months from date of the Marketing Authorization Application in the United States through the NDA filing of compound SDN-037.

●	The Company owes a one-time payment of $1,685,000 within twelve months from date of Regulator Approval in the United States by the FDA of compound SDN-037.

●	The Company owes a one-time payment of $7,000,000 upon the United States Regulator Approval by the FDA and the availability of commercial supply of compound PDP-716 for the United States market.

●	The Company owes a one-time payment of $1,500,000 upon E.U. Regulatory Approval by the EMA or UK Regulatory Approval by MHRA and the availability of commercial supply of product PDP-716.

●	The Company owes a one-time payment of $2,500,000 upon the first time that USD $50,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

●	The Company owes a one-time payment of $5,000,000 upon the first time that USD $100,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

●	The Company owes a one-time payment of $10,000,000 upon the first time that USD $200,000,000 in annual net sales of the products (on a combined basis of products PDP and SDN-037) in any calendar year by the Company.

Royalties

With respect to the future sales of products, the Company will be subject to royalty payments payable on a quarterly basis to SPARC. Royalties include a (i) lower double-digit flat fee on annual net sales of the PDP-716 asset in the United States; (ii) certain amount of the Gross Profit (as defined in the SPARC Licensing Agreement) associated with United States sales of SDN-037, until such time when SPARC receives $3,600,000 in payment, after which the Company will pay a lower double-digit flat fee on annual net sales of PDP-716 in countries outside of the United States, within the Territory; and (iv) certain amount of the Gross Profit associated with ex-United States sales of SDN-037, until such time when SPARC receives $500,000 in payment, after which the Company will pay a lower single-digit flat fee.

4. LICENSE AGREEMENT (cont.)

Santen License Agreement

On July 7, 2023, the Company entered into an arrangement (the “Santen License Agreement”) with Santen Pharmaceutical Co., Ltd. (“Santen”). Under the Santen License Agreement, the Company sought to obtain an exclusive license to manufacture and commercialize omidenepag isopropyl ophthalmic solution (“Omlonti”) 0.002% in the United States.

Fixed Consideration

In accordance with the Santen License Agreement, entered into on July 7, 2023, the Company grants Santen the option to elect either $6,000,000 worth of common shares or an equivalent sum in cash. The valuation of the common shares will be determined based on the following criteria:

●	If an initial public offering (“IPO”) occurred before December 31, 2022, the valuation will be based on the IPO price set by the underwriter.
●	If no IPO occurs by December 31, 2023, the valuation will be fixed at $4.4466 per share.
●	In the event of private financing preceding an IPO before December 31, 2023, the valuation will be based on the latest issuance price of shares.

However, as of December 31, 2023, the Company has not completed an IPO nor secured additional funding through alternative means, thereby failing to meet the stipulated requirements above. Consequently, the Company is contractually obligated to compensate Santen in cash. The compensation structure mandates:

●	$3 million payment to Santen if the net financing exceeds $28 million.
●	10% of the net financing amount if it falls below $28 million.

If the Company completes an IPO after December 31, 2023, the Company will be subject to issue or otherwise provide Santen an amount of common shares equivalent to the remaining value on the upfront amount.

The agreement also stipulates that the Company must pay half of the total sales price (USD 2.5 per bottle) and related out-of-pocket costs to Santen within five (5) days of (a) the initial public offering of the shares of Visiox or (b) any other financing or borrowing of funds by Visiox or (c) December 31, 2023, whichever occurs the earliest and (ii) the rest within six (6) months of the First Commercial Sale of the Original Product. Due to the delay in timing related to the IPO, the Company recorded $487,820 as a component of accrued expenses on the accompanying balance sheet. On January 2, 2024, the payment of $487,820 was made.

The Company recorded the $6 million fixed consideration under “license fee” on the accompanying balance sheet as of December 31, 2023. The fixed consideration was recorded as research and development expense on the accompanying statement of operations for the year ended December 31, 2023.

Milestones

Under the Santen License Agreement, the Company is subject to certain milestone payments over the length of the term. All milestone payments are considered mandatory and non-refundable. The Santen License Agreement includes the following milestones:

●	The Company owes a one-time payment of $10,000,000 upon approval of the NDA in the United States for the Combination Product.

●	The Company owes a one-time payment of $500,000 upon the first time that USD $10,000,000 in annual net sales.

●	The Company owes a one-time payment of $3,000,000 upon the first time that USD $30,000,000 in annual net sales.

●	The Company owes a one-time payment of $5,000,000 upon the first time that USD $70,000,000 in annual net sales.

●	The Company owes a one-time payment of $7,000,000 upon the first time that USD $100,000,000 in annual net sales.

●	The Company owes a one-time payment of $15,000,000 upon the first time that USD $200,000,000 in annual net sales.

●	The Company owes a one-time payment of $20,000,000 upon the first time that USD $300,000,000 in annual net sales.

Royalties

With respect to the future net sales of the product in the United States, the Company will be subject to royalty payments payable to Santen with a royalty rate of 9% on up to $30,000,000 of annual net sales and royalty rate of 10% on all annual net sales above $30,000,000.